Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK NATURAL RESOURCES TRUST
Prospectus Date	rr_ProspectusDate	Nov. 28, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2016